Financial Instrument - Risk Management and Fair Value - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Mark to market derivative income (expense)		$ 2.8	$ (111.6)
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Description of impact of hypothetical interest rates on the variable-rate debt and marketable securities	If the interest rate average is 10% more in 2019 than in 2018, the interest expense would increase by approximately $1.4 million and the fair value of the debt would decrease by approximately $10.2 million. If interest rates average 10% less in 2019 than in 2018, the interest income from marketable securities would decrease by approximately $1.4 million and the fair value of the debt would increase by approximately $10.2 million.
Average interest rate on derivatives	10.00%
Change in interest expense	$ 1.4
Increase decrease in fair value of debt	$ 10.2
Brazil, Brazil real [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	22.70%	16.50%
Colombia, pesos [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	11.30%	11.40%
Argentina, pesos [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	7.20%	7.80%
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange risk revenue	44.70%
Percentage of foreign exchange risk expenses	55.30%
Borrowing due through 2028 [member] | Fixed interest rate [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Fixed interest rates	1.58%
Borrowing due through 2028 [member] | Fixed interest rate [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Fixed interest rates	4.90%
Fuel derivative instruments [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument hypothetical increases percentage	10.00%
Fuel derivative instruments [member] | 2019 projection [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument expense increase	$ 58.0